Accrued Expenses and Other Payables - Summary of Accrued Expenses And Other Payables (Detail) - CNY (¥) ¥ in Millions	Dec. 31, 2020	Dec. 31, 2019
Subclassifications of assets, liabilities and equities [abstract]
Receipts-in-advance	¥ 73,345	¥ 69,421
Accrued salaries, wages and other benefits	6,100	7,213
Accrued expenses	93,725	76,772
Other payables	27,782	28,962
Accrued expenses and other payables	¥ 200,952	¥ 182,368